Commitments And Contingencies - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Southern Energy S.A. (“SESA”)
Other Commitments [Line Items]
Equity method investment, ownership percentage		10.00%	0.00%
Macaw Energies
Other Commitments [Line Items]
Other commitment		$ 1.0
Macaw Energies | Maximum
Other Commitments [Line Items]
Investment company, committed capital		31.6
FLNG Hilli Project
Other Commitments [Line Items]
FLNG deployment project, term	20 years
FLNG Hilli Project | Maximum
Other Commitments [Line Items]
Investment company, committed capital	$ 350.0
Development Of Mark III FLNG Unit
Other Commitments [Line Items]
Other commitment		1.0
Development Of 3-train Mark I FLNG Unit
Other Commitments [Line Items]
Other commitment		1.8
Funding Commitment With SESA
Other Commitments [Line Items]
Other commitment		$ 66.6